SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of operations includes a presentation of income (loss) (Details) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Net income available to Class A common stockholders:
Income on trust account					$ 79,000
Net (loss) attributable to Class B common stockholders			$ 1,361,000	$ 969,000
Class A Common Stock
Net income available to Class A common stockholders:
Income on trust account	$ 0	$ 19,000			79,000
Less: Income and franchise taxes to the extent of income	0	(19,000)			(79,000)
Net (loss) attributable to Class B common stockholders	0	0
Class B Common Stock
Net income available to Class B common stockholders:
Net loss	(2,000)	(4,082,000)			(11,912,000)
Net (loss) attributable to Class B common stockholders	$ (2,000)	$ (4,082,000)			$ (11,912,000)